Quarterly Report
May 31, 2020
MFS®  Global New Discovery Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.6%
Aerospace – 4.4%
CACI International, Inc., “A” (a)	2,667	$668,830
FLIR Systems, Inc.	7,282	336,429
LISI Group (a)	14,590	277,593
PAE, Inc. (a)	74,474	700,056
Singapore Technologies Engineering Ltd.	160,600	362,623
		$2,345,531
Apparel Manufacturers – 0.7%
Skechers USA, Inc., “A” (a)	12,447	$389,840
Automotive – 3.2%
Copart, Inc. (a)	4,827	$431,486
Koito Manufacturing Co. Ltd.	8,300	351,333
LKQ Corp. (a)	15,735	432,083
Plastic Omnium S.A.	9,956	205,622
USS Co. Ltd.	16,100	280,363
		$1,700,887
Brokerage & Asset Managers – 3.3%
Euronext N.V.	5,274	$485,330
IHS Markit Ltd.	9,002	625,279
NASDAQ, Inc.	5,698	674,985
		$1,785,594
Business Services – 4.8%
AS ONE Corp.	3,800	$418,953
Auto Trader Group PLC	28,763	198,286
Cancom SE	6,272	393,366
Clarivate Analytics PLC (a)	31,867	729,436
Electrocomponents PLC	59,398	468,126
WNS (Holdings) Ltd., ADR (a)	7,945	384,061
		$2,592,228
Cable TV – 0.6%
Cable One, Inc.	174	$328,319
Chemicals – 2.1%
FMC Corp.	6,122	$602,466
IMCD Group N.V.	5,521	522,314
		$1,124,780
Computer Software – 8.4%
Cadence Design Systems, Inc. (a)	4,450	$406,240
Everbridge, Inc. (a)	5,185	758,358
OBIC Co. Ltd.	3,100	536,956
Oracle Corp.	4,300	501,590
Paylocity Holding Corp. (a)	3,772	490,379
Ping Identity Holding Corp. (a)	11,263	318,856
Rakus Co. Ltd.	13,000	259,530
Synopsys, Inc. (a)	3,689	667,377
Zendesk, Inc. (a)	6,567	563,120
		$4,502,406

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 7.1%
Amadeus IT Group S.A.	8,718	$456,500
EPAM Systems, Inc. (a)	1,985	457,820
Linx S.A.	46,800	179,788
NS Solutions Corp.	14,600	399,640
Q2 Holdings, Inc. (a)	6,202	512,409
Rapid7, Inc. (a)	10,395	508,212
SS&C Technologies Holdings, Inc.	10,223	591,861
Tech Mahindra Ltd.	31,661	222,103
TransUnion	5,767	497,634
		$3,825,967
Construction – 4.7%
Lennox International, Inc.	2,348	$502,096
Marshalls PLC	10,003	80,299
Masco Corp.	8,871	413,832
Mid-America Apartment Communities, Inc., REIT	3,569	415,289
Otis Worldwide Corp.	7,419	390,610
Somfy S.A.	3,686	359,656
Summit Materials, Inc., “A” (a)	22,319	339,026
		$2,500,808
Consumer Products – 0.3%
Dabur India Ltd.	29,882	$184,332
Consumer Services – 2.3%
51job, Inc., ADR (a)	5,210	$335,993
Boyd Group Services, Inc.	2,387	365,405
Bright Horizons Family Solutions, Inc. (a)	3,220	360,253
MakeMyTrip Ltd. (a)	12,779	197,947
		$1,259,598
Containers – 2.8%
Fuji Seal International, Inc.	11,100	$228,906
Gerresheimer AG	8,527	723,853
Mayr-Melnhof Karton AG	1,672	250,561
SIG Combibloc Group AG	17,849	299,286
		$1,502,606
Electrical Equipment – 3.1%
AMETEK, Inc.	5,733	$525,773
HD Supply Holdings, Inc. (a)	12,506	396,565
Littlefuse, Inc.	2,334	379,252
Sensata Technologies Holding PLC (a)	10,120	360,778
		$1,662,368
Electronics – 1.4%
Halma PLC	11,635	$336,295
Kardex AG	2,299	394,879
		$731,174
Entertainment – 1.5%
CTS Eventim AG (a)	8,848	$400,726
Manchester United PLC, “A”	23,012	382,690
		$783,416

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.4%
Bakkafrost P/f (a)	6,383	$398,642
Cranswick PLC	13,167	601,523
S Foods, Inc.	11,600	274,605
		$1,274,770
Furniture & Appliances – 0.7%
SEB S.A.	2,824	$388,060
General Merchandise – 1.3%
Ollie's Bargain Outlet Holdings, Inc. (a)	7,462	$682,400
Insurance – 1.4%
Arthur J. Gallagher & Co.	7,853	$740,381
Internet – 0.7%
Rightmove PLC	53,316	$387,577
Leisure & Toys – 1.8%
Take-Two Interactive Software, Inc. (a)	4,546	$619,029
Thule Group AB	14,789	340,082
		$959,111
Machinery & Tools – 3.7%
Aalberts Industries N.V.	10,757	$296,086
IDEX Corp.	2,416	385,038
Ingersoll Rand, Inc. (a)	14,357	404,867
Ritchie Bros. Auctioneers, Inc.	6,578	284,630
Spirax-Sarco Engineering PLC	2,805	343,317
VAT Group AG	1,470	266,171
		$1,980,109
Medical & Health Technology & Services – 4.6%
Charles River Laboratories International, Inc. (a)	3,294	$591,800
ICON PLC (a)	3,274	551,505
PRA Health Sciences, Inc. (a)	8,791	909,869
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	358,128	428,054
		$2,481,228
Medical Equipment – 5.0%
Masimo Corp. (a)	2,047	$491,669
Nakanishi, Inc.	18,500	291,794
PerkinElmer, Inc.	5,611	563,737
Quidel Corp. (a)	3,556	622,300
STERIS PLC	4,151	688,609
		$2,658,109
Network & Telecom – 2.6%
CoreSite Realty Corp.	4,929	$615,238
QTS Realty Trust, Inc., REIT, “A”	11,626	797,543
		$1,412,781
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	5,130	$409,906
Railroad & Shipping – 0.9%
Kansas City Southern Co.	3,297	$496,264

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 8.1%
Big Yellow Group PLC, REIT	32,039	$395,681
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	207,795	283,844
Embassy Office Parks, REIT	67,000	293,000
Goodman Group, REIT	25,902	265,363
Industrial Logistics Properties Trust, REIT	14,791	277,331
LEG Immobilien AG (a)	4,470	556,133
Multiplan Empreendimentos Imobiliarios S.A.	45,681	177,115
National Storage, REIT	443,836	553,219
STAG Industrial, Inc., REIT	18,147	488,154
STORE Capital Corp., REIT	21,132	408,693
Sun Communities, Inc., REIT	1,772	243,101
Unite Group PLC, REIT	35,912	385,191
		$4,326,825
Restaurants – 0.8%
Yum China Holdings, Inc.	8,672	$401,860
Specialty Chemicals – 5.6%
Axalta Coating Systems Ltd. (a)	18,016	$416,350
Borregaard ASA	24,391	264,466
Croda International PLC	8,148	524,077
Ferro Corp. (a)	33,482	402,454
Filtrona PLC	104,228	376,425
RPM International, Inc.	5,186	387,809
Symrise AG	6,032	658,869
		$3,030,450
Specialty Stores – 2.5%
Burlington Stores, Inc. (a)	2,367	$496,289
Just Eat Takeaway (a)	7,753	844,193
		$1,340,482
Telecommunications - Wireless – 1.2%
Cellnex Telecom S.A.	11,528	$654,488
Trucking – 0.8%
SG Holdings Co. Ltd.	13,800	$449,784
Total Common Stocks		$51,294,439
Investment Companies (h) – 5.0%
Money Market Funds – 5.0%
MFS Institutional Money Market Portfolio, 0.19% (v)	2,698,591	$2,698,861

Other Assets, Less Liabilities – (0.6)%		(333,301)
Net Assets – 100.0%		$53,659,999
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,698,861 and $51,294,439, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$26,774,438	$—	$—	$26,774,438
United Kingdom	2,171,583	3,037,340	—	5,208,923
Japan	3,993,454	—	—	3,993,454
Germany	2,009,094	723,853	—	2,732,947
Netherlands	—	2,072,499	—	2,072,499
France	1,122,579	593,682	—	1,716,261
India	1,281,443	—	—	1,281,443
Spain	—	1,110,988	—	1,110,988
Switzerland	394,879	565,457	—	960,336
Other Countries	4,704,426	738,724	—	5,443,150
Mutual Funds	2,698,861	—	—	2,698,861
Total	$45,150,757	$8,842,543	$—	$53,993,300
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$502,374	$28,144,976	$25,948,838	$253	$96	$2,698,861
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,798	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2020, are as follows:
United States	54.3%
United Kingdom	9.7%
Japan	7.4%
Germany	5.1%
Netherlands	3.9%
France	3.2%
India	2.4%
Spain	2.1%
Switzerland	1.8%
Other Countries	10.1%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.